Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 20, 2022	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Amount outstanding		$ 45,734	$ 57,259	$ 0
Creditor Agreement | Bevo
Disclosure of transactions between related parties [line items]
Amount outstanding			$ 4,800
Interest rate			14.00%
Bevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest		50.10%	50.10%
Parent | Creditor Agreement | Bevo
Disclosure of transactions between related parties [line items]
Amount outstanding			$ 2,500
CannaHealth Therapeutics Inc.
Disclosure of transactions between related parties [line items]
Cash paid	$ 21,900
Amortization period	5 years
Amortization expense		$ 1,900	$ 3,800